Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Mar. 31, 2018
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	450,000,000	450,000,000
Common Stock, shares issued	211,267,623	211,267,623
Common Stock, shares outstanding	211,267,623	211,267,623